SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

June 30, 2020 (Unaudited)

Shares		Value

Common Stocks — 97.13%
Bangladesh — 3.33%
258,111	BRAC Bank Ltd.	$96,772
156,130	Delta Brac Housing Finance Corp Ltd.	169,732

		266,504

Brazil — 3.09%
54,100	Fleury SA	247,514

Chile — 6.06%
162,770	Inversiones Aguas Metropolitanas SA	140,100
33,209	Inversiones La Construccion SA	222,364
67,902	Parque Arauco SA	123,173

		485,637

China — 9.55%
140,000	China Overseas Property Holdings Ltd.	149,248
264,000	Greatview Aseptic Packaging Co. Ltd.	93,564
14,300	Hongfa Technology Co. Ltd., Class A	81,411
88,972	InnoCare Pharma Ltd.*,(a)	169,056
11,517	Luthai Textile Co. Ltd., B Shares	6,832
124,743	Precision Tsugami China Corp. Ltd.	100,141
1,252	Silergy Corp.	82,016
77,000	SITC International Holdings Co. Ltd.	82,447

		764,715

Egypt — 0.98%
20,630	Integrated Diagnostics Holdings Plc*,(a)	78,818

Hong Kong — 2.98%
62,000	Vitasoy International Holdings Ltd.	238,310

India — 15.71%
7,614	Bajaj Holdings & Investment Ltd.	256,737
24,393	Cholamandalam Financial Holdings Ltd.	95,477
49,036	Cyient Ltd.	179,760
60,111	Marico Ltd.	280,264
9,679	Sundaram Finance Ltd.	186,244
28,652	Tata Consumer Products Ltd.	147,145
19,027	Tube Investments of India Ltd.	112,079

		1,257,706

Indonesia — 2.30%
1,750,979	Sarimelati Kencana PT	97,242
1,181,400	Selamat Sempurna Tbk PT	86,985

		184,227

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Korea — 9.07%
16,893	DGB Financial Group, Inc.	$72,641
3,299	Koh Young Technology, Inc.	275,725
2,573	Leeno Industrial, Inc.	243,596
14,120	Macquarie Korea Infrastructure Fund	134,257

		726,219

Malaysia — 1.58%
136,600	Bermaz Auto Berhad	47,446
25,160	LPI Capital Berhad	78,814

		126,260

Mexico — 2.84%
54,000	Bolsa Mexicana de Valores SAB de CV	101,189
84,800	Corp. Inmobiliaria Vesta SAB de CV	126,585

		227,774

Pakistan — 0.80%
31,000	Packages Ltd.	64,421

Peru — 1.24%
2,912	InRetail Peru Corp.(a)	99,008

Philippines — 6.73%
1,196,950	Century Pacific Food, Inc.	351,286
528,109	Integrated Micro-Electronics, Inc.*	64,574
59,170	Security Bank Corp.	123,112

		538,972

South Africa — 5.43%
60,563	AVI Ltd.	246,327
26,815	JSE Ltd.	188,415

		434,742

Sri Lanka — 1.18%
155,189	Hatton National Bank Plc	94,563

Taiwan — 19.52%
73,000	Chroma ATE, Inc.	377,789
26,835	Giant Manufacturing Co. Ltd.	241,208
11,995	Innodisk Corp.	72,333
25,800	Pacific Hospital Supply Co. Ltd.	77,188
4,337	Poya International Co. Ltd.	85,705
57,247	Standard Foods Corp.	122,541
14,254	Voltronic Power Technology Corp.	410,731
80,027	Wistron NeWeb Corp.	175,622

		1,563,117

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Thailand — 0.93%
21,100	Aeon Thana Sinsap Thailand Public Co. Ltd., NVDR	$74,339

United Arab Emirates — 3.00%
255,786	Aramex PJSC*	240,307

United States — 0.81%
63,800	Samsonite International SA*,(a)	65,079

Total Common Stocks		7,778,232

(Cost $8,755,875)
Preferred Stocks — 1.08%
Korea — 1.08%
1,451	Amorepacific Corp.	86,432

Philippines — 0.00%
58,000	Security Bank Corp.*,(b),(c)	117

Total Preferred Stocks		86,549

(Cost $124,030)

Investment Company — 1.72%
137,596	U.S. Government Money Market Fund, RBC Institutional Class 1 (d)	137,596

Total Investment Company		137,596

(Cost $137,596)
Total Investments		$8,002,377
(Cost $9,017,501) — 99.93%
Other assets in excess of liabilities — 0.07%		5,337

NET ASSETS — 100.00%		$8,007,714

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2020 (Unaudited)

Abbreviations used are defined below:

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	23.66%
Consumer Staples	19.62%
Information Technology	18.38%
Industrials	11.43%
Consumer Discretionary	9.27%
Health Care	7.15%
Real Estate	4.98%
Materials	1.97%
Utilities	1.75%
Other	1.79%

100.00%

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